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August 30, 2021
John S. Marten
Shareholder
+1 312 609 7753
jmarten@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Steward Funds, Inc.

Post-Effective Amendment No. 121 under the Securities Act of 1933 and Amendment No. 121 under the Investment Company Act of 1940

File Nos. 002-28174 and 811-01597

To the Commission:

On behalf of Steward Funds, Inc. (the “Registrant” and its series, the “Funds”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A (Amendment No. 121 under the 1940 Act), including exhibits (if any) (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of disclosing (1) changes to the names and investment strategies of Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund, (2) the addition of a front-end sales charge on purchases of Class A shares for all Funds and (3) the addition of intermediary specific sales charge waivers and discounts. The Amendment is intended to become effective on October 29, 2021.

Please contact the undersigned at (312) 609-7753 if you have any questions or comments regarding the filing.

Very truly yours,

/s/John S. Marten

John S. Marten

222 North LaSalle Street  |  Chicago, Illinois 60601  |  T +1 312 609 7500  |  F +1 312 609 5005

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